September 4, 2020

PRESERVER ALTERNATIVE OPPORTUNITIES FUND

Institutional Shares (PAOIX)

A Series of Capitol Series Trust

Supplement to Prospectus and Statement of Additional Information,

Each Dated December 30, 2019

The Prospectus and Statement of Additional Information (“SAI”), each dated December 30, 2019, of the Preserver Alternative Opportunities Fund (the “Fund”) is hereby amended to reflect the following new information.

Preserver Partners, LLC, the adviser to the Fund, has relocated its office, and amends all references to its address in the Fund’s prospectus and SAI as follows:

Preserver Partners, LLC

425 Madison Avenue

Memphis, TN 38103

Further Information

For further information, please contact the Fund toll-free at (844) 838-2119. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.preserverfunds.com.

Investors Should Retain this Supplement for Future Reference.